Provisions - Summary of Changes in Provisions (Detail) $ in Millions	12 Months Ended
Jan. 31, 2023 CAD ($)
Disclosure of Provisions [line items]
Balance as at January 31, 2022	$ 414.3
Expensed during the period	972.7
Paid during the period	(727.5)
Reversed during the period	9.1
Effect of foreign currency exchange rate changes	21.7
Unwinding of discount and effect of changes in discounting estimates	(6.9)
Balance as at January 31, 2023	665.2
Product related provisions [member]
Disclosure of Provisions [line items]
Balance as at January 31, 2022	372.8
Expensed during the period	941.2
Paid during the period	(705.2)
Reversed during the period	2.2
Effect of foreign currency exchange rate changes	21.2
Unwinding of discount and effect of changes in discounting estimates	(6.9)
Balance as at January 31, 2023	620.9
Other Provision [member]
Disclosure of Provisions [line items]
Balance as at January 31, 2022	41.5
Expensed during the period	31.5
Paid during the period	(22.3)
Reversed during the period	(6.9)
Effect of foreign currency exchange rate changes	0.5
Unwinding of discount and effect of changes in discounting estimates	0.0
Balance as at January 31, 2023	$ 44.3